Summary of Significant Accounting Policies and Basis of Presentation (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Accounting Policies [Abstract]
Balance at December 31, 2019	$ 537
Change in deferred revenue	74
Balance at September 30, 2020	$ 611